U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.   Name and address of issuer:  American General Life Insurance Company
                                  Separate Account A
                                  2727-A Allen Parkway
                                  Houston, Texas 77019

2.   Name of each series or class of funds for which this notice is filed:

     American General Series Portfolio Company Stock Index Fund, American General Series Portfolio Company MidCap Index Fund, American General Series Portfolio Company Timed Opportunity Fund, American General Series Portfolio Company Money Market Fund, American General Series Portfolio Company Government Securities Fund, American General Series Portfolio Company Capital Conservation Fund

3.   Investment Company Act File Number:   811-1491

     Securities Act File Number:     33-44744; 33-44745

4.   Last day of fiscal year for which this notice is filed:     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


      if applicable (see Instruction A.6):

                                Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



                                     None




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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                        41,688.961 units   $511,609

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        41,688.961 units   $511,609

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                Not Applicable


12.   Calculation of registration fee:

i)   Aggregate sale price of securities sold during the fiscal    $511,609
                                                                 ---------
     year in reliance on rule 24f-2 (from Item 10):

(ii) Aggregate  price of shares issued in connection with        + N/A
     dividend reinvestment plans (from Item 11, if applicable):  __________

(iii)Aggregate price of shares redeemed or repurchased           - 511,609
     during the fiscal year (if applicable):                     __________

(iv) Aggregate price of shares redeemed or repurchased           + N/A
     and previously applied as a reduction to filing fees        __________
     pursuant to rule 24e-2 (if applicable):

(v)  Net aggregate price of securities sold and issued during        0
     the fiscal year in reliance on rule 24f-2                   __________
     [line (i), plus line(ii), less line (iii), plus line (iv)] (if applicable):

(vi) Multiplier prescribed by Section 6(b) of the Securities     x 1/2900
     Act of 1933 or other applicable law or regulation (see      __________
     Instruction C.6):

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:       $0
                                                                 ==========


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.




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13.   Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                  |x|

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                    Not Applicable

                                                    SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert F. Herbert, Vice President and Controller

Date February 12, 1996


* Please print the name and title of the signing officer below the signature.





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